UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CastleRock Asset Management, Inc.

Address:   101 Park Avenue, 23rd Floor
           New York, NY 10178


Form 13F File Number: 028-6185


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Tanico
Title:  Principal
Phone:  212-251-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Tanico                 New York, NY                       2/7/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      116,185
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO        CL A             002896207    3,920    81,712 SH       SOLE                   81,712      0    0
AK STL HLDG CORP              COM              001547108    4,600 1,000,001 SH       SOLE                1,000,001      0    0
AMERICAN INTL GROUP INC       COM NEW          026874784    8,836   250,312 SH       SOLE                  250,312      0    0
APPLE INC                     COM              037833100    6,325    11,886 SH       SOLE                   11,886      0    0
BIOGEN IDEC INC               COM              09062X103    3,288    22,464 SH       SOLE                   22,464      0    0
CAPITAL ONE FINL CORP         COM              14040H105    6,327   109,213 SH       SOLE                  109,213      0    0
CBS CORP NEW                  CL B             124857202    6,130   161,101 SH       SOLE                  161,101      0    0
CHICAGO BRIDGE & IRON CO N.V. COM              167250109    4,311    93,004 SH       SOLE                   93,004      0    0
CORNING INC                   COM              219350105    5,673   449,535 SH       SOLE                  449,535      0    0
ENCANA CORP                   COM              292505104    1,723    87,194 SH       SOLE                   87,194      0    0
EQUINIX INC                   COM NEW          29444U502    4,341    21,051 SH       SOLE                   21,051      0    0
EXPRESS INC                   COM              30219E103    1,595   105,674 SH       SOLE                  105,674      0    0
FINISH LINE INC               CL A             317923100    1,328    70,137 SH       SOLE                   70,137      0    0
GOODRICH PETE CORP            COM NEW          382410405    3,225   346,009 SH       SOLE                  346,009      0    0
GULFPORT ENERGY CORP          COM NEW          402635304      754    19,715 SH       SOLE                   19,715      0    0
HANESBRANDS INC               COM              410345102    1,397    38,996 SH       SOLE                   38,996      0    0
HOME LN SERVICING SOLUTIONS   ORD SHS          G6648D109      932    49,286 SH       SOLE                   49,286      0    0
INTERCONTINENTALEXCHANGE INC  COM              45865V100    2,551    20,601 SH       SOLE                   20,601      0    0
JOY GLOBAL INC                COM              481165108    4,225    66,236 SH       SOLE                   66,236      0    0
KINDER MORGAN INC DEL         *W EXP 05/25/201 49456B119    1,778   470,474 SH       SOLE                  470,474      0    0
KINDER MORGAN INC DEL         COM              49456B101    4,450   125,967 SH       SOLE                  125,967      0    0
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100    7,121   124,737 SH       SOLE                  124,737      0    0
NATIONAL OILWELL VARCO INC    COM              637071101    5,133    75,098 SH       SOLE                   75,098      0    0
NCR CORP NEW                  COM              62886E108    1,328    52,101 SH       SOLE                   52,101      0    0
NORTHSTAR RLTY FIN CORP       COM              66704R100    2,082   295,714 SH       SOLE                  295,714      0    0
PBF ENERGY INC                CL A             69318G106    4,337   149,286 SH       SOLE                  149,286      0    0
PVH CORP                      COM              693656100      769     6,930 SH       SOLE                    6,930      0    0
SKECHERS U S A INC            CL A             830566105    1,354    73,213 SH       SOLE                   73,213      0    0
STARBUCKS CORP                COM              855244109    2,220    41,388 SH       SOLE                   41,388      0    0
UNITED RENTALS INC            COM              911363109    8,272   181,730 SH       SOLE                  181,730      0    0
WEATHERFORD INTERNATIONAL LT  REG SHS          H27013103    5,862   523,899 SH       SOLE                  523,899      0    0
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